Financial Instruments	6 Months Ended
Jun. 30, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Financial Instruments
31. FINANCIAL INSTRUMENTS
a) Measurement basis of financial assets and liabilities
Financial assets and financial liabilities are measured on an ongoing basis either at fair value or at amortised cost. Note 1 to the Consolidated Financial Statements in the 2020 Annual Report describes how the classes of financial instruments are measured, and how income and expenses, including fair value gains and losses, are recognised.
Disclosures relating to fair value measurement and hierarchy, valuation techniques and the control framework and related aspects pertaining to financial instruments at fair value are included in the 2020 Annual Report. Valuation, sensitivity methodologies and inputs at 30 June 2021 are consistent with those described in Note 40 to the Consolidated Financial Statements in the 2020 Annual Report.
b) Fair values of financial instruments carried at amortised cost
The following tables analyse the fair value of the financial instruments carried at amortised cost at 30 June 2021 and 31 December 2020. It does not include fair value information for financial assets and financial liabilities carried at amortised cost if the carrying amount is a reasonable approximation of fair value. Details of the valuation methodology of the financial assets and financial liabilities carried at amortised cost can be found in Note 40(e) to the Consolidated Financial Statements in the 2020 Annual Report.

	30 June 2021		31 December 2020
		Carrying		Carrying
	Fair value	value	Fair value	value
	£m	£m	£m	£m
Assets
Loans and advances to customers	210,815	207,998	211,279	208,750
Loans and advances to banks	1,312	1,312	1,682	1,682
Reverse repurchase agreements - non trading	18,198	18,197	19,608	19,599
Other financial assets at amortised cost	539	530	1,192	1,163
Assets held for sale(1)	2,493	2,486	—	—
	233,357	230,523	233,761	231,194
Liabilities
Deposits by customers	193,389	193,317	195,242	195,135
Deposits by banks	20,503	20,502	20,967	20,958
Repurchase agreements - non trading	14,088	14,089	15,847	15,848
Debt securities in issue	29,890	29,140	36,397	35,566
Subordinated liabilities	3,080	2,513	3,069	2,556
Liabilities held for sale(1)	3,790	3,790	—	—
	264,740	263,351	271,522	270,063
(1)Assets and liabilities classified as held for sale are measured in accordance with IFRS 9. Any assets and liabilities held for sale which are measured at fair value are included in the fair value table in section (c) below.
c) Fair values of financial instruments measured at fair value
The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 30 June 2021 and 31 December 2020, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

		30 June 2021				31 December 2020
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	1,403	1	1,404	—	2,455	2	2,457	A
	Interest rate contracts	—	1,841	—	1,841	—	2,566	14	2,580	A & C
	Equity and credit contracts	—	93	48	141	—	71	52	123	B & D
	Netting	—	(1,384)	—	(1,384)	—	(1,754)	—	(1,754)
		—	1,953	49	2,002	—	3,338	68	3,406
Other financial assets at FVTPL	Loans and advances to customers	—	—	74	74	—	—	99	99	A
	Debt securities	—	—	105	105	—	—	109	109	A, B & D
		—	—	179	179	—	—	208	208
Financial assets at FVOCI	Debt securities	6,160	188	—	6,348	8,501	428	—	8,929	D
	Loans and advances to customers	—	—	20	20	—	—	21	21	D
		6,160	188	20	6,368	8,501	428	21	8,950
Assets held for sale(1)		—	143	16	159	—	—	—	—
Total assets at fair value		6,160	2,284	264	8,708	8,501	3,766	297	12,564

Liabilities
Derivative financial instruments	Exchange rate contracts	—	565	—	565	—	833	—	833	A
	Interest rate contracts	—	1,827	2	1,829	—	2,447	3	2,450	A & C
	Equity and credit contracts	—	23	30	53	—	26	29	55	B & D
	Netting	—	(1,384)	—	(1,384)	—	(1,754)	—	(1,754)
		—	1,031	32	1,063	—	1,552	32	1,584
Other financial liabilities at FVTPL	Debt securities in issue	—	666	5	671	—	1,051	6	1,057	A
	Structured deposits	—	347	—	347	—	375	—	375	A
	Collateral and associated financial guarantees	—	3	2	5	—	—	2	2	D
		—	1,016	7	1,023	—	1,426	8	1,434
Liabilities held for sale(1)		—	122	—	122	—	—	—	—
Total liabilities at fair value		—	2,169	39	2,208	—	2,978	40	3,018
(1)Includes assets and liabilities held for sale which are measured at fair value.
Transfers between levels of the fair value hierarchy
In H121 there were no significant (H120: no significant) transfers of financial instruments between levels of the fair value hierarchy.
d) Valuation techniques
The main valuation techniques employed in internal models to measure the fair value of the financial instruments are disclosed in Note 40(c) to the Consolidated Financial Statements in the 2020 Annual Report. The Santander UK group did not make any material changes to the valuation techniques and internal models it used during H121.
e) Fair value adjustments
The internal models incorporate assumptions that Santander UK believes would be made by a market participant to establish fair value. Fair value adjustments are adopted when Santander UK considers that there are additional factors that would be considered by a market participant that are not incorporated in the valuation model.
Santander UK classifies fair value adjustments as either ‘risk-related’ or ‘model-related’. The fair value adjustments form part of the portfolio fair value and are included in the balance sheet values of the product types to which they have been applied. The magnitude and types of fair value adjustment are listed in the following table:

	30 June 2021	31 December 2020
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	(7)	(8)
- Uncertainty	21	23
- Credit risk adjustment	7	11
- Funding fair value adjustment	2	3
	23	29
Risk-related adjustments
Risk-related adjustments are driven, in part, by the magnitude of Santander UK’s market or credit risk exposure, and by external market factors, such as the size of market spreads. For more details, see ‘Risk-related adjustments’ in Note 40(g) to the Consolidated Financial Statements in the 2020 Annual Report.
f) Internal models based on information other than market data (Level 3)
Valuation techniques
There have been no significant changes to the valuation techniques as set out in Note 40(h) to the Consolidated Financial Statements in the 2020 Annual Report.
Reconciliation of fair value measurement in Level 3 of the fair value hierarchy
The following table sets out the movements in Level 3 financial instruments in H121 and H120:

	Assets					Liabilities
	Derivatives	Other financial assets at FVTPL	Financial assets at FVOCI	Assets held for sale	Total	Derivatives	Other financial liabilities at FVTPL	Liabilities held for sale	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2021	68	208	21	—	297	(32)	(8)	—	(40)
Total (losses)/gains recognised:
- Fair value movements	(1)	(7)	(1)	—	(9)	—	3	—	3
Transfers to held for sale	—	(16)	—	16	—	—	(2)	—	(2)
Netting(1)	—	5	—	—	5	—	—	—	—
Settlements	(18)	(11)	—	—	(29)	—	—	—	—
At 30 June 2021	49	179	20	16	264	(32)	(7)	—	(39)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(1)	(7)	(1)	—	(9)	—	3	—	3

At 1 January 2020	75	386	56	—	517	(32)	(61)	—	(93)
Total gains/(losses) recognised:
- Fair value movements	6	(2)	1	—	5	(1)	15	—	14
- Foreign exchange and other movements	—	(2)	—	—	(2)	—	2	—	2
Transfers out	—	—	—	—	—	—	28	—	28
Netting(1)	—	(37)	—	—	(37)	—	—	—	—
Additions	—	—	—	—	—	—	(1)	—	(1)
Sales	—	(11)	(19)	—	(30)	—	—	—	—
Settlements	(17)	(110)	(8)	—	(135)	3	1	—	4
At 30 June 2020	64	224	30	—	318	(30)	(16)	—	(46)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	6	(4)	1	—	3	(1)	17	—	16
(1)This relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated cash deposits. For more, see ‘ii) Credit protection entities’ in Note 19 to the Consolidated Financial Statements in the 2020 Annual Report.

Effect of changes in significant unobservable assumptions to reasonably possible alternatives (Level 3)
There has been no significant change to the unobservable inputs and sensitivities used in Level 3 fair values as set out in Note 40(h) to the Consolidated Financial Statements in the 2020 Annual Report.